DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - Mars Acquisition Corporation					8 Months Ended	12 Months Ended
	Dec. 12, 2024 USD ($) $ / shares shares	Jan. 30, 2024	Feb. 16, 2023 USD ($) $ / shares shares	Apr. 23, 2021 item	Sep. 30, 2024	Sep. 30, 2024 USD ($) item	Sep. 30, 2023 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination, minimum number of businesses | item				1
Proceeds from issuance of private placement ordinary shares							$ 3,910,000
Percentage of aggregate fair market value of assets			80.00%
Ownership interest to be acquired on post-transaction company			50.00%
Minimum net tangible assets upon consummation of business combination						$ 5,000,001
Duration of combination period		21 months			21 months	12 months
Extension period to complete business combination		27 months			27 months	18 months
Threshold business days for redemption of public shares						10 days
Interest to pay dissolution expenses						$ 50,000
Additional period for business combination | item						2
Extension period						3 months
Subsequent Event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Redeemable aggregate number of public shares | shares	1,434,626
Share price (in dollar per shares) | $ / shares	$ 11.15
Aggregate cash payment	$ 16,000,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares			6,900,000
Price of unit | $ / shares			$ 10
Proceeds from initial public offering			$ 69,000,000
Offering cost			4,398,891
Cash underwriting fees			1,430,000
Non cash underwriting fees			$ 2,724,927
Fair value of representative shares | shares			276,000
Other offering costs			$ 243,964
Investments maximum maturity term						185 days
Maximum percentage of shares that can be redeemed without prior consent of the Company					15.00%	15.00%
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Gross proceeds from issuance of private placements			$ 3,910,000
Private Placement | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares			391,000
Price of unit | $ / shares			$ 10
Proceeds from issuance of private placement ordinary shares			$ 3,910,000
Initial Public Offering and Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Net proceeds						$ 70,380,000
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares			900,000